Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Future minimum contractual charter revenue
Schedule of future minimum contractual charter revenue
Years ending June 30,	Amount*
2014	$25,038
2015	9,102
2016	3,561
2017	-
2018	-
2019 and thereafter	-
Total	$37,701